ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of Accounts Payable and Accrued Expenses

	March 31,	December 31,
(in thousands)	2023	2022
Accounts payable	$456	$250
Accrued expenses – lab refurbishments	120	117
Accrued expenses – technical fees	84	130
Accrued expenses – audit & accounting fees	156	128
Accrued expenses – other	40	95
Payroll and social security liabilities	192	211
Total accounts payable and accrued expenses	$1,048	$931

	December 31,	December 31,
	2022	2021
Accounts payable	$230	$510
Accrued expenses – lab refurbishments	117	131
Accrued expenses – technical fees	130	66
Accrued expenses – variable rent & utilities	15	20
Accrued expenses – audit & accounting fees	128	191
Accrued expenses – other	80	112
Credit card liabilities	20	10
Payroll and social security liabilities	211	383
Total accounts payable and accrued expenses	$931	$1,423